Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets other than goodwill [abstract]
Intangible assets	Intangible assets
Intangible assets can be broken down as follows:

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2020	56,851		116	40,000	96,968
Acquisitions	—		264	—	264
Additional considerations	2,685	(1)	—	1,000 (2)	3,685
Disposals	—		—	—	—
Depreciation	(10,904)	(3)	(195)	—	(11,099)
Impairment	(43,529)	(4)	—	—	(43,529)
Transfers	—		—	—	—
December 31, 2020	5,103		185	41,000	46,289

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress	Total
January 1, 2021	5,103		185	41,000	46,289
Acquisitions	—		13	—	13
Additional considerations	368	(5)	—	—	368
Disposals	—		(39)	—	(39)
Depreciation	(2,310)	(3)	(130)	—	(2,440)
Transfers	—		—	—	—
December 31, 2021	3,161		29	41,000	44,192

(in thousands of euro)	Purchased licenses		Other intangible assets	In progress		Total
January 1, 2022	3,161		29	41,000		44,192
Acquisitions	—			—		—
Additional considerations	587	(6)	—	—		587
Disposals	—			—		—
Depreciation	(2,195)	(3)	(29)	—		(2,224)
Impairment	—		—	(41,000)	(7)	(41,000)
Transfers	—		—	—		—
December 31, 2022	1,553		—	—		1,556

(1)This amount of 2,685 thousand euros included two additional payments made to Orega Biotech in April 2020 (2,500 thousand euros) and June 2020 (185 thousand euros) relating to IPH5201 rights following the first patient dosed in Phase 1 clinical trial in Mars 2020.
(2)This amount of €1,000 thousand was paid in October 2020 to Novo Nordisk A / S following the launch of the first Phase 2 trial regarding avdoralimab.
(3)As of December 31, 2020, this amount included the amortization of rights relating to monalizumab (€2,844 thousand), IPH5201 (€4,314 thousand) and Lumoxiti (€3,746 thousand). The amortization relating to Lumoxiti rights related to the period prior to the decision to return the commercial rights to AstraZeneca. Impact of the decision on the book value of said rights is presented in note 6 below. As of December 31, 2021, the amount includes the amortization of rights relating to monalizumab (€1,942 thousand) and IPH5201 (€368 thousand). As of December 31, 2022, this amount includes the amortization of rights relating to monalizumab (€1,604 thousand) and IPH5201 (€587 thousand).
(4)Following the Company's decision to return the commercial rights to Lumoxiti in the United States and in Europe at the end of November 2020, the rights relating to the intangible asset were fully impaired for the carrying amount of the intangible asset to the date of the decision, amounting to €43,529 thousand.
(5)This amount relates to an additional consideration paid to Orega Biotech in January 2022 following the arbitration decision rendered in December 2021 relating to the joint ownership of certain patents relating to IPH5201. This additional payment is fully amortized as of December 31, 2021.
(6)This amount corresponds to the additional payment made to Orega Biotech in October 2022 for the rights relating to IPH5201, following the amendment to the collaboration and license option agreement IPH5201 concluded with AstraZeneca in October 2018 and the announcement by the Company on June 3, 2022, of the progression of IPH5201 towards a Phase 2 study in lung cancers of which the Company will be a sponsor.
(7)Following the Company's decision in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022), the rights relating to the intangible asset have been fully impaired for their net book value on the date of the decision, i.e. €41,000 thousand (see below "Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S')

Monalizumab rights under the 2014 monalizumab (NKG2A) Novo Nordisk agreement
At the agreement inception, acquired rights were recorded as intangible asset for an amount of €7,000 thousand. The Company recorded an additional consideration of €6,325 thousand in 2015 and a final consideration of $15,000 thousand (€13,050 thousand) due in 2018 (see Note 1.1.a).
Since their acquisition by the Company, monalizumab rights are amortized on a straight-line basis over the anticipated residual duration of the Phase 2 trials. The Company has reassessed the anticipated residual duration of the Phase 2 trials as of December 31, 2022 and estimated that it would be fully amortized by 2023, which is the same estimation as of December 31, 2021, as a result of the completion of some trials and by modifying the estimated end dates relating to certain cohorts.
The net book values of the monalizumab rights were €1,551 thousand and €3,155 thousand as of December 31, 2022 and December 31, 2021, respectively.
IPH5201 (Anti-CD39) rights acquired from Orega Biotech
On January 4, 2016, the Company and Orega Biotech entered into an exclusive licensing agreement by which Orega Biotech granted the Company full worldwide rights to its program of first-in-class anti-CD39 checkpoint inhibitors. The undisclosed upfront payment paid by the Company to Orega Biotech has been recognized as an intangible asset in the consolidated financial statements for the year ended December 31, 2016. Criteria relating to the first development milestone were reached in December 2016. Consequently, the amount of this milestone was recognized as an intangible asset in addition to the initial payment, for a total of €1.8 million as of December 31, 2021. In June 2019, the Company also paid Orega Biotech €7.0 million in relation to the anti-CD39 program as consideration following the collaboration and option agreement signed on October 22, 2018 with AstraZeneca regarding IPH5201. Under this agreement, the Company also paid in April and June 2020, respectively €2.5 and €0.2 million to Orega Biotech following the first Phase 1 dosing relating to IPH5201.
This asset was amortized on a straight-line basis since November 1, 2018 (corresponding to the effective beginning date of the collaboration) until the date the Company expected to fulfill its commitment (end of fiscal year 2020). As a reminder, these collaboration commitments have all been fulfilled. Thus, the rights relating to IPH5201 are fully amortized since December 31, 2020.
Orega Biotech claimed joint ownership of certain patents relating to IPH5201. the Company and Orega Biotech have resolved these claims in an arbitration proceeding, which decision was rendered in December 2021. As a result of this decision, the Company will be required to pay a low-teen percentage of sub-licensing revenues received by the Company pursuant to its agreement with AstraZeneca regarding
IPH5201 Following this arbitration decision, the Company paid in January 2022 an additional amount of 0.4 million euros to Orega Biotech.
The Company announced on June 3, 2022 the progress of IPH5201 towards a study of Phase 2 in lung cancer, of which the Company will be a sponsor. In accordance with the amendment signed on June 1, 2022, the Company was eligible for a milestone payment of $5 million by AstraZeneca, received in August 2022 by the Company. In October 2022, the Company therefore paid an additional €0.6 million to Orega Biotech.
The Company may also be obligated to pay Orega Biotech up to €48.2 million upon the achievement of development and regulatory milestones.
Avdoralimab (IPH5401) (anti-C5aR) rights acquired from Novo Nordisk A/S
At the agreement inception, an upfront payment of €40 million for acquired rights were recorded as intangible asset. As part of this agreement, an additional amount of €1.0 million was paid in October 2020 to Novo Nordisk A / S following the launch of the first avdoralimab Phase 2 trial. As avdoralimab is still in clinical trial, the acquired rights are classified as intangible asset in progress. They were subject to annual impairment test. No impairment were recorded since inception.
According to the agreement, the Company will pay additional payments according to the reach of specific steps. As of December 31, 2022, according to the uncertainty of these potential future payments, no liability was recognized.
Development costs incurred by the Company are recognized as research and development expenses.
During 2022 fourth quarter, the Company was informed by the sponsor of the Phase 2 clinical trial evaluating avdoralimab in inflammation in bullous pemphigoid ("BP") indication of its decision to discontinue said trial. Consequently, the Company decided in December 2022 to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, only indication supporting the recoverable amount of the asset as of December 31, 2021 (as well that as of June 30, 2022).
Following that decision, the Company applied IAS 36 "Impairment of assets" and assessed that there was an indication of impairment sufficiently significant to result in the full impairment of the intangible asset. This depreciation was recognized with regard to the estimate of the recoverable value of avdoralimab's intangible assets, based on expected future cash flows, as of December 2022, date of the decision. Thus, on decision date to stop the development of avdoralimab in bullous pemphigoid ("BP") indication in inflammation, avdoralimab rights were fully written down to their net book value, i.e €41,000 thousand.
Lumoxiti rights acquired from AstraZeneca under the 2018 AstraZeneca multi-term agreement
The license by which the Company acquired Lumoxiti rights was initially amortized on a straight-line basis through July 31, 2031, which corresponds to the expiration of the current composition of matter patent, not including any additional patent extensions or patents. The net book value of the Lumoxiti rights was €47,276 thousand as of December 31, 2019.
End of November 2020, the Company decided to return the marketing rights of Lumoxiti in the United States and in Europe. Following this decision, the Company applied IAS 36 "Impairment of assets" and assessed that there was an indication of impairment sufficiently significant to result in the full impairment of the intangible asset. This depreciation was recognized with regard to the estimate of the recoverable value of Lumoxiti's intangible assets, based on expected future cash flows, determined using the marketing plan and budget approved by management, and future expenses to be exposed in particular as part of the transition plan, which was under negotiation as of December 31, 2020. Thus, on the date of the decision to return the rights, the Lumoxiti rights were fully written down to their net book value as of October 31, 2020, i.e. €43,529 thousand.
As a reminder, as part of the communication of its 2020 consolidated financial statements, the Company had communicated on a contingent liability estimated at a maximum of $12.8 million related to the sharing of certain manufacturing costs. As part of the termination and transition agreement signed in 2021, Innate and AstraZeneca have agreed to share manufacturing costs, and Innate will pay $6.2 million on April 30, 2022 (see note 8 and 17).